Other Accounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Other Accounts Receivable and Prepaid Expenses [Abstract]
Schedule of other accounts receivable and prepaid expenses
	December 31,
	2015	2014

Government authorities	$128	$-
Advances to suppliers	230	153
Prepaid expenses	334	307
Other	33	30

	$725	$490